Other Current Assets (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Other Current Assets [Abstract]
Summary of Other Current Assets
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Other receivables	523,116	490,631
Prepaid insurance	3,144,230	2,358,583
Prepayments	1,714,200	561,312
	5,381,546	3,410,526